Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Issued capital (Note 24) [Member] CNY (¥)	Issued capital (Note 24) [Member] USD ($)	Preference share (Note 24) [Member] CNY (¥)	Preference share (Note 24) [Member] USD ($)	Statutory reserves (Note 26) [Member] CNY (¥)	Statutory reserves (Note 26) [Member] USD ($)	Capital reserves [Member] CNY (¥)	Capital reserves [Member] USD ($)	Retained earnings [Member] CNY (¥)	Retained earnings [Member] USD ($)	Foreign currency translation reserve (Note 24) [Member] CNY (¥)	Foreign currency translation reserve (Note 24) [Member] USD ($)	Performance shares reserves (Note 24) [Member] CNY (¥)	Performance shares reserves (Note 24) [Member] USD ($)	Other reserve on transaction with non-controlling interests [Member] CNY (¥)	Reserve of asset classified as held for sale (Note 22) [Member] CNY (¥)	(Premium paid for)/discount on acquisition of non-controlling interests [Member] CNY (¥)	(Premium paid for)/discount on acquisition of non-controlling interests [Member] USD ($)	Attributable to the equity holders of the parent [Member] CNY (¥)	Attributable to the equity holders of the parent [Member] USD ($)	Non-controlling interests [Member] CNY (¥)	Non-controlling interests [Member] USD ($)
Balance at Dec. 31, 2014	¥ 9,151,814		¥ 1,840,227		¥ 21		¥ 302,780		¥ 2,932		¥ 4,924,767		¥ (95,395)		¥ 5,263		¥ 8,762		¥ (925)		¥ 6,988,432		¥ 2,163,382
Profit for the year	509,320										341,108										341,108		168,212
Other comprehensive income for the year, net of tax	31,677												34,538								34,538		(2,861)
Total comprehensive income for the year	540,997										341,108		34,538								375,646		165,351
Transactions with owners, recorded directly in equity
Shares issued during the year (Note 24)	115,493		115,493																		115,493
Dividends paid to non-controlling interests	(108,511)																						(108,511)
Dividends declared and paid	(257,500)										(257,500)										(257,500)
Cost of share-based payments (Note 27)	10,275														10,275						10,275
Disposal of a subsidiary							(5,891)				5,891
Acquisition of non-controlling interests	(22,499)								28,022								¥ (8,762)		(11,989)		7,271		(29,770)
Transfer to statutory reserves							1,332				(1,332)
Balance at Dec. 31, 2015	9,430,069		1,955,720		21		298,221		30,954		5,012,934		(60,857)		15,538				(12,914)		7,239,617		2,190,452
Profit for the year	723,608										515,737										515,737		207,871
Other comprehensive income for the year, net of tax	36,394												39,618								39,618		(3,224)
Total comprehensive income for the year	760,002										515,737		39,618								555,355		204,647
Transactions with owners, recorded directly in equity
Shares issued during the year (Note 24)	103,356		103,356																		103,356
Dividends paid to non-controlling interests	(84,450)																						(84,450)
Dividends declared and paid	(221,549)										(221,549)										(221,549)
Cost of share-based payments (Note 27)	5,301														5,301						5,301
Acquisition of non-controlling interests	(6,917)																		1,754		1,754		(8,671)
Transfer to statutory reserves							923				(923)
Reserve attributable to asset classified as held for sale													(22,720)					¥ 22,720
Balance at Dec. 31, 2016	9,985,812		2,059,076		21		299,144		30,954		5,306,199		(43,959)		20,839			22,720	(11,160)		7,683,834		2,301,978
Profit for the year	1,405,070	$ 221,991									953,922										953,922		451,148
Other comprehensive income for the year, net of tax	(76,523)	(12,090)											(38,980)					(22,720)			(61,700)		(14,823)
Total comprehensive income for the year	1,328,547	209,901									953,922		(38,980)					¥ (22,720)			892,222		436,325
Transactions with owners, recorded directly in equity
Shares issued during the year (Note 24)	22,062		22,062																		22,062
Dividends paid to non-controlling interests	(98,941)																						(98,941)
Dividends declared and paid	(248,844)	(39,316)									(248,844)										(248,844)
Cost of share-based payments (Note 27)	1,592														1,592						1,592
Exercise of share option	(2,673)														(2,673)						(2,673)
Acquisition of non-controlling interests	(8,279)								(250)										(381)		(631)		(7,648)
Transfer to statutory reserves							1,882				(1,882)
Balance at Dec. 31, 2017	¥ 10,979,276	$ 1,734,647	¥ 2,081,138	$ 328,805	¥ 21	$ 3	¥ 301,026	$ 47,560	¥ 30,704	$ 4,851	¥ 6,009,395	$ 949,441	¥ (82,939)	$ (13,104)	¥ 19,758	$ 3,122			¥ (11,541)	$ (1,823)	¥ 8,347,562	$ 1,318,855	¥ 2,631,714	$ 415,792